LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 28,699	$ 4,104	¥ 28,699
Equity method investments	415,463	59,410	428,842
Available-for-sale debt securities	0	0	14,625
Less: Impairment loss	(22,160)	(3,169)
Total	¥ 422,002	$ 60,345	¥ 472,166